Note 7 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year Ended December 31,
	2021	2022	2023
	$	$	$
Cayman Islands	5,652	3,522	2,100
U.S.	34,318	13,144	8,305
PRC	6,368	7,253	2,674
BVI	18,336	12,831	8,757
Australia	(36)	(633)	6

Loss before income tax	64,638	36,117	21,842

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended December 31,
	2021	2022	2023
	$	$	$
Current income tax	3,570	163	106
Deferred income tax	-	-	-

Income tax expenses	3,570	163	106

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2021	2022	2023
	$	$	$
Loss before income tax	64,638	36,117	21,842

Expected income tax benefit	13,574	7,585	4,566
Tax rate difference	(3,796)	(2,253)	(1,800)
Non-deductible expenses	(788)	812	20
Research tax credits	1,096	1,437	359
Non-taxable income	21	-	-
Tax preference	3,755	(667)	(336)
Others	(262)	(216)	389
Current and deferred tax rate differences	-	672	383
Stock Compensation Expense - Windfall	-	-	(807)
R&D super deduction	-	389	409
Interest expenses	-	(315)	(523)
Change in valuation allowance	(17,170)	(7,607)	(2,766)

Total income tax (expenses)	(3,570)	(163)	(106)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2022	2023
	$	$
Deferred tax assets:
Net operating loss carryforward	26,571	28,325
Deferral of tax deduction of R&D expenses	6,857	6,820
Mandatory R&D Capitalization	3,819	5,602
Share-based compensation	1,591	1,687
Deferred Incentive Compensation	-	24
Deferred revenue	8,630	7,699
Research tax credits	5,295	5,698
Operating lease liabilities	1,043	841
Accruals and reserves	21	400
Total deferred tax assets	53,827	57,096

Deferred tax liabilities:
Unrealized gain	(41)	(46)
Depreciation	(346)	(345)
Operating lease right-of-use assets	(1,153)	(925)
Total deferred tax liabilities	(1,540)	(1,316)

Total gross deferred tax assets	52,287	55,780
Less: valuation allowance	(52,287)	(55,780)

Net deferred tax assets	-	-

Summary of Income Tax Contingencies [Table Text Block]
	Year Ended December 31,
	2021	2022	2023
	$	$	$
Beginning balance, as of January 1	730	1,065	3,634
Additions based on tax positions related to prior tax years	283	3,099	-
Reductions based on tax positions related to prior tax years	-	(608)	(440)
Additions based on tax positions related to current tax year	52	78	-
Ending balance, as of December 31
	1,065	3,634	3,194